Goodwill - Key Assumptions Used in Impairment Testing by CGU (Details) - Cash Generating Units	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Canada
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	14.00%	12.40%
Long-term growth rate of net operating cash flows	3.00%	3.50%
Incremental increase in after tax WACC	4.20%
Incremental decrease in long-term growth rate of net operating cash flows	5.70%
ADT
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	14.00%	12.40%
Long-term growth rate of net operating cash flows	4.00%	3.50%
France
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	16.00%	14.20%
Long-term growth rate of net operating cash flows	3.00%	3.50%
US | EPM US
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	16.50%	13.60%
Long-term growth rate of net operating cash flows	3.00%	3.50%
US | ERP US
Disclosure of reconciliation of changes in goodwill [line items]
After tax WACC	17.00%	13.60%
Long-term growth rate of net operating cash flows	3.00%	3.50%